SUPPLEMENT DATED APRIL 20, 2004
                         TO DREYFUS FOUNDERS FUNDS, INC.
                      CLASS F PROSPECTUS DATED MAY 1, 2003
                          (AS PREVIOUSLY SUPPLEMENTED)

The section of the prospectus entitled "Fund Summaries - Dreyfus Founders Discovery Fund" is hereby amended on page 9 by revising the paragraph entitled "Portfolio Manager" to read as follows:

     PORTFOLIO MANAGERS

     ROBERT T. AMMANN, Vice President of Investments. Mr. Ammann is a Chartered Financial Analyst who has been the portfolio manager of Discovery Fund since 1997. Mr. Ammann joined Founders in 1993 as a research analyst, and became a senior research analyst in 1996. Mr. Ammann has informed management that he intends to resign from Founders on or about May 14, 2004, at which time he will no longer serve as a portfolio manager of the Fund.

     JAMES (J.D.) PADGETT, Portfolio Manager. Mr. Padgett is a Chartered Financial Analyst who has been a portfolio manager of Discovery Fund since April 2004. Mr. Padgett joined Founders as an equity analyst in 2002. Mr. Padgett was formerly an equity analyst for Berger Financial LLC from 2000 to 2002, and a portfolio manager at Colorado Public Employees' Retirement Association from 1997 to 2000.

     BRAD ORR, Portfolio Manager. Mr. Orr is a Chartered Financial Analyst who has been a portfolio manager of Discovery Fund since April 2004. Mr. Orr joined Founders in 1995, and served as an equity analyst for Founders from 1997 to 2004.





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                                                                  April 20, 2004

                         DREYFUS FOUNDERS DISCOVERY FUND
                        CLASS A, B, C, R AND T PROSPECTUS

                            SUPPLEMENT TO PROSPECTUS
                                DATED MAY 1, 2003
                          (AS PREVIOUSLY SUPPLEMENTED)

The section of the fund's prospectus entitled "Management" is hereby amended by revising the fifth paragraph on page 6 to read as follows:

      The fund is co-managed by Robert T. Ammann, James (J.D.) Padgett, and Brad Orr. Each is a chartered financial analyst. Mr. Ammann, vice president of investments, has been a portfolio manager of the fund since 1997. Mr. Ammann joined Founders in 1993 as a research analyst, and became a senior research analyst in 1996. Mr. Ammann has informed management that he intends to resign from Founders on or about May 14, 2004, at which time he will no longer serve as a portfolio manager of the fund. Mr. Padgett joined Founders as an equity analyst in 2002 and has been a portfolio manager of the fund since April 2004. Mr. Padgett was formerly an equity analyst for Berger Financial LLC from 2000 to 2002, and a portfolio manager at Colorado Public Employees' Retirement Association from 1997 to 2000. Mr. Orr has been a portfolio manager of the fund since April 2004. Mr. Orr joined Founders in 1995, and served as an equity analyst for Founders from 1997 to 2004.